Restricted Investments - Disclosure of Environmental Trust Funds (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of financial assets [line items]
Restricted investments	R 7,320	R 6,731
Fixed deposits
Disclosure of financial assets [line items]
Restricted investments	4,292	4,013
Cash equivalents
Disclosure of financial assets [line items]
Restricted investments	177	79
Equity-linked deposits
Disclosure of financial assets [line items]
Restricted investments	1,866	1,744
Government bonds
Disclosure of financial assets [line items]
Restricted investments	439	427
Equity investments
Disclosure of financial assets [line items]
Restricted investments	449	384
Collective investment scheme (unit trusts)
Disclosure of financial assets [line items]
Restricted investments	80	69
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	R 7,303	R 6,716	R 6,030